Summary of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Common Stock Purchase Warrants
Number of warrants underwritten public offering | shares	4,791,665
Exercise price of warrants underwritten public offering	$ 6.00
Grant date fair value per warrant underwritten public offering	$ 4.77
Grant date fair value underwritten public offering | $	$ 22,856,242
Number of warrants issuance of underwriter warrants | shares	208,333
Exercise price of warrants issuance of underwriter warrants	$ 7.50
Exercise price of warrants issuance of underwriter warrants	$ 4.64
Grant date fair value issuance of underwriter warrants | $	$ 966,665
Number of warrants, ending balance | shares	4,999,998
Grant date fair value, ending balance | $	$ 23,822,907